Revenue - Revenue from contracts with customers (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue	$ 66,096,000	$ 19,535,000	$ 109,644,000	$ 63,260,000	$ 196,333,000	$ 122,035,000	$ 259,516,000	$ 93,811,000
Recognized balance of deferred revenue							159,597	55,731
In-game purchases
Disclosure of products and services [line items]
Total revenue			102,710,000	59,498,000	185,481,000	114,427,000	244,457,000	89,169,000
Recognized balance of deferred revenue					113,520,000	45,421,000
Advertising
Disclosure of products and services [line items]
Total revenue			$ 6,934,000	$ 3,762,000	$ 10,852,000	$ 7,608,000	$ 15,059,000	$ 4,642,000